Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Equipment, Net [Line Items]
Gross amount	$ 25,392	$ 25,527	$ 22,861
Less: Accumulated depreciation	(18,968)	(14,629)	(9,962)
Total property and equipment, net	6,536	10,898	12,899
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Gross amount	$ 25,392	$ 25,527	$ 22,861